Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities
Net cash used in investing activities			(10,048)
Net cash generated from (used in) financing activities
Net increase (decrease) in cash and cash equivalent and restricted cash			(10,048)
Cash and cash equivalent and restricted cash at beginning of the year			10,048
Cash and cash equivalent and restricted cash at end of the year
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents at end of the year
Restricted cash at the end of the year
Total cash and cash equivalents and restricted cash at the end of year